WPG Partners Select Small Cap Value Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Communication Services - 2.1%
Cars.com, Inc. (a)	191,640	$3,807,887

Consumer Discretionary - 11.9%
Dave & Buster's Entertainment, Inc. (a)	113,654	4,468,875
Denny's Corp. (a)	177,812	1,166,447
Gildan Activewear, Inc.	83,445	4,140,541
National Vision Holdings, Inc. (a)	140,377	1,698,561
PlayAGS, Inc. (a)	150,140	1,744,627
Under Armour, Inc. - Class C (a)	244,610	2,145,230
Wayfair, Inc. - Class A (a)	58,193	2,690,844
Whirlpool Corp.	28,133	3,134,579
		21,189,704

Consumer Staples - 3.3%
Grocery Outlet Holding Corp. (a)	232,145	4,875,045
Nomad Foods Ltd.	48,947	896,220
		5,771,265

Energy - 0.9%
Kosmos Energy Ltd. (a)	399,965	1,575,862

Financials - 25.1%
BGC Group, Inc. - Class A	670,734	6,532,949
Dime Community Bancshares, Inc.	119,447	4,285,758
Fidelis Insurance Holdings Ltd.	146,983	3,017,561
FirstCash Holdings, Inc.	15,737	1,713,130
Independent Bank Corp.	72,511	2,728,589
Kemper Corp.	138,693	9,915,163
National Bank Holdings Corp. - Class A	61,936	2,956,825
Perella Weinberg Partners	99,329	2,549,775
Popular, Inc.	18,170	1,805,371
Prosperity Bancshares, Inc.	46,614	3,902,990
Webster Financial Corp.	83,227	5,141,764
		44,549,875

Health Care - 13.6%
CareDx, Inc. (a)	97,259	2,386,736
Enovis Corp. (a)	251,588	12,280,010
Innoviva, Inc. (a)	81,719	1,551,844
Teleflex, Inc.	13,810	2,663,259
Tenet Healthcare Corp. (a)	21,255	3,032,663
Varex Imaging Corp. (a)	127,379	2,124,682
		24,039,194

Industrials - 16.1%
Air Lease Corp.	111,070	5,653,463
Arcosa, Inc.	38,476	4,180,033
Beacon Roofing Supply, Inc. (a)	15,286	1,727,624
BrightView Holdings, Inc. (a)	38,239	653,887
Clarivate PLC (a)	1,045,091	5,988,371
Custom Truck One Source, Inc. (a)	325,698	1,947,674
MYR Group, Inc. (a)	17,313	2,733,723
Tutor Perini Corp. (a)	83,575	2,271,568
V2X, Inc. (a)	56,630	3,411,957
		28,568,300

Information Technology - 11.2%
8x8, Inc. (a)	1,419,741	4,401,197
NCR Voyix Corp. (a)	146,250	2,122,088
Ooma, Inc. (a)	96,894	1,434,031
Silicon Motion Technology Corp. - ADR	75,031	3,981,895
Tower Semiconductor Ltd. (a)	112,219	5,288,882
Verint Systems, Inc. (a)	102,516	2,583,403
		19,811,496

Materials - 9.2%
Alcoa Corp.	89,777	4,168,346
Ashland, Inc.	55,145	4,304,619
ERO Copper Corp. (a)	167,670	2,551,937
Kronos Worldwide, Inc.	240,406	2,718,992
Rayonier Advanced Materials, Inc. (a)	292,404	2,576,079
		16,319,973

Real Estate - 3.0%
Brixmor Property Group, Inc.	178,402	5,364,548
TOTAL COMMON STOCKS (Cost $144,660,830)		170,998,104

TOTAL INVESTMENTS - 96.4% (Cost $144,660,830)		170,998,104
Other Assets in Excess of Liabilities - 3.6%		6,449,252
TOTAL NET ASSETS - 100.0%		$177,447,356
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

WPG Partners Select Small Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$170,998,104	$–	$–	$170,998,104
Total Investments	$170,998,104	$–	$–	$170,998,104

Refer to the Schedule of Investments for further disaggregation of investment categories.